Summary of Significant Accounting Policies - Rollforward of Level 3 Fair Value Measurements (Detail) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Beginning balance		$ 709,504	$ 809,974	$ 809,974	$ 3,596,537
Change in fair value of warrant liability	$ (78,833)	(460,289)	$ (336,971)	(85,325)	(2,747,570)
Exercise and expiration of warrants				(15,145)	(38,993)
Conversion of warrants		$ (249,215)
Ending balance				$ 709,504	$ 809,974